Shareholders' Equity	6 Months Ended
Jun. 30, 2023
Shareholders' Equity
Shareholders' Equity

NOTE 4 – Shareholders’ Equity

Ordinary Shares

On June 30, 2023, the Company’s shareholders approved an increase to the number of authorized ordinary shares the Company can issue to 35,000,000,000 ordinary shares. As of December 31, 2022, the Company was authorized to issue 15,000,000,000 ordinary shares.

March 2023 Registered Direct Offering

On March 31, 2023, the Company entered into securities purchase agreements with certain accredited and institutional investors, including Dr. Ray Prudo, the Company’s Chairman, providing for the issuance of an aggregate of 1,333,333 ADSs in a registered direct offering at $3.00 per ADS, resulting in gross proceeds of approximately $4.0 million. The Company paid an aggregate of approximately $0.5 million in placement agent fees and expenses.

September 2022 Registered Direct Offering

On September 14, 2022, the Company sold to certain accredited and institutional investors, led by existing investors of the Company, including Dr. Ray Prudo, the Company’s Chairman, an aggregate of 755,000 ADSs in a registered direct offering (“September 2022 Registered Direct Offering”) at $17.00 per ADS for aggregate gross proceeds of approximately $12.8 million. In connection with the sale of the ADSs in the September 2022 Registered Direct Offering, the Company issued to the investors registered Series A warrants (“Series A Warrants”) to purchase an aggregate of 755,000 ADSs at $17.00 per ADS and registered Series B warrants (“Series B Warrants”) to purchase an aggregate of 755,000 ADSs at $17.00 per ADS (collectively, the “September 2022 Warrants”).

The Company determined that the September 2022 Warrants are not indexed to the Company’s own stock in the manner contemplated by ASC 815-40-15, Determining Whether an Instrument (or Embedded Feature) Is Indexed to an Entity’s Own Stock. The Company classifies the September 2022 Warrants as derivative liabilities in its condensed consolidated balance sheets. The Company measures the fair value of the warrants at the end of each reporting period and recognizes changes in the fair value from the prior period in the Company’s operating results for the current period. See Note 3 for discussion of fair value measurement of the warrant liabilities.

March 2022 Registered Direct Offering

On March 10, 2022, the Company sold to certain accredited and institutional investors, led by existing investors of the Company, including Dr. Ray Prudo, the Company’s Chairman, an aggregate of 372,042 ADSs in a registered direct offering (“March 2022 Registered Direct Offering”) at $24.00 per ADS for aggregate gross proceeds of approximately $8.9 million. The Company also entered into a letter agreement with Paulson Investment Company, LLC (the “March 2022 Placement Agent”) to serve as the placement agent for the Company in connection with this offering. In connection with the sale of the ADSs in the March 2022 Registered Direct Offering, the Company issued to the investors registered warrants to purchase an aggregate of 186,020 ADSs at $28.00 per ADS (“March 2022 Investor Warrants”). The March 2022 Investor Warrants are immediately exercisable and will expire five years from issuance, subject to adjustment as set forth therein. The Company paid to the March 2022 Placement Agent an aggregate of approximately $0.8 million in placement agent fees and expenses and issued registered warrants to the March 2022 Placement Agent to purchase an aggregate of 14,882 ADS (“March 2022 Placement Agent Warrants”) on the same terms as the March 2022 Investor Warrants, except that the March 2022 Placement Agent Warrants are exercisable at $30.00 per ADS.

The Company determined that the March 2022 Warrants met all of the criteria for equity classification. Accordingly, upon closing of the March 2022 Registered Direct Offering, the March 2022 Warrants were recorded as a component of additional paid-in capital.

Warrants

In connection with various financing transactions, the Company has issued warrants to purchase the Company’s ordinary shares represented by ADSs. The Company accounts for such warrants as equity instruments or liabilities, depending on the specific terms of the warrant agreement. See Note 2 for further details on accounting policies related to the Company’s warrants.

The following table summarizes the Company’s outstanding warrants as of June 30, 2023 and December 31, 2022:

	Number of Warrant ADSs
	June 30,	December 31,	Exercise	Expiration
Description	2023	2022	Price (per ADS)	Date
Equity-classified Warrants
2019 Investor Warrants	59,211	59,211	$60.00	07/01/2024
2019 Placement Warrants	8,881	8,881	$57.00	06/28/2024
2020 Investor Warrants	139,882	139,882	$44.00	Feb-Mar 2025
2020 Placement Warrants	22,481	22,481	$51.00	Feb-Mar 2025
July 2021 Placement Agent Warrants	19,919	19,919	$46.40	07/07/2026
December 2021 Investor Warrants	107,775	107,775	$33.00	01/04/2027
December 2021 Placement Agent Warrants	8,622	8,622	$35.00	12/29/2026
March 2022 Investor Warrants	186,020	186,020	$28.00	03/10/2027
March 2022 Placement Agent Warrants	14,882	14,882	$30.00	03/08/2027
	567,673	567,673
Liability-classified Warrants
September 2022 Series A Investor Warrants	755,000	755,000	$17.00	09/14/2024
September 2022 Series B Investor Warrants	755,000	755,000	$17.00	09/14/2029
	1,510,000	1,510,000
Total outstanding	2,077,673	2,077,673